RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties [text block]
As of December 31, 2018

	Stockholders with an interest equal or higher than 20% of the Bank’s capital	Directors and senior management	Associates and joint venture
In millions of COP

Assets
Investments	-	11	2,450,467
Loans and advances to customers and financial entities, net	642,319	21,331	108,833
Assets held for sale and inventories	-	-	19,128	(1)
Other assets	-	-	177,537	(2)
Total assets	642,319	21,342	2,755,965

Liabilities
Deposits	386,467	5,028	190,046
Other liabilities	-	-	35,581
Total liabilities	386,467	5,028	225,627

Income
Interest and other operating income	29,998	558	11,214
Dividends	-	-	101,091	(3)
Others	-	-	41,985
Net income	29,998	558	154,290

Expenses
Interests and other operating expenses	10,844	239	5,790
Fees	-	1,145	3
Others	-	54	80,312
Total expenses	10,844	1,438	86,105

(1)
Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
(2)
This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.
(3)
Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A.

As of December 31, 2017

	Stockholders with an interest equal or higher than 20% of the Bank’s capital	Directors and senior management	Associates and joint venture
In millions of COP

Assets
Investments	-	-	1,855,511
Loans and advances to customers and financial entities, net	423,706	17,342	124,592
Assets held for sale and inventories	-	-	18,413	(1)
Other assets	-	2	127,022	(2)
Total assets	423,706	17,344	2,125,538

Liabilities
Deposits	363,335	4,363	163,932
Other liabilities	-	3	92
Total liabilities	363,335	4,366	164,024

Income
Interest and other operating income	6,989	419	11,224
Dividends	-	-	48,403
Others	-	-	51,613
Net income	6,989	419	111,240

Expenses
Interests and other operating expenses	5,603	269	20,139
Fees	-	1,109	19
Others	-	53	29,431
Total expenses	5,603	1,431	49,589

(1)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
(2)	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana.

As of December 31, 2016

	Stockholders with an interest equal or higher than 20% of the Bank’s capital	Directors and senior management	Associates and joint venture (1)
In millions of COP

Assets
Investments	-	-	1,688,543
Loans and advances to customers and financial entities, net	246,245	15,709	36,262
Other assets	-	389	64,078
Total assets	246,245	16,098	1,788,883

Liabilities
Deposits	145,266	3,750	230,176
Other liabilities	-	-	31,941
Total Liabilities	145,266	3,750	262,117

Income
Interest and other operating income	8,951	931	6,089
Dividends	-	-	49,627
Others	-	-	51,586
Net income	8,951	931	107,302

Expenses
Interests and other operating expenses	430	767	13,912
Fees	-	1,001	5
Others	-	-	37,370
Total expenses	430	1,768	51,287

(1)
This ítem includes operations held between Bancolombia S.A. and Compañía de Financiamiento Tuya S.A. since November 1, 2016 when the Bank lost control of Tuya S.A. Furthermore, the item includes operations held between Bancolombia S.A. and Sociedad Servicios de Aceptación S.A.S. since June 2016, when that company was set up.

Disclosure of detailed information about financial conglomerate operations [Text Block]
The following table shows the operations carried out in 2018 and 2017 on the related party chart of the Grupo Sura conglomerate:

	December 31, 2018	December 31, 2017
In millons of COP

Assets
Investments	440,294	376,171
Loans and advances to customers and financial entities, net	455,675	191,278
Other assets	2	8
Total assets	895,971	567,457

Liabilities
Deposits	1,347,005	1,015,523
Other liabilities	5,818	1,882
Total liabilities	1,352,823	1,017,405

Income
Interest and other operating income	602,831	488,190
Dividends	14,909	15,021
Net income	617,740	503,211

Expenses
Interests and other operating expenses	54,758	32,568
Fees	2	4
Others	3,025	4,788
Total expenses	57,785	37,360